MoA Intermediate Bond Fund Investment Objectives and Goals - MoA Intermediate Bond Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	MoA Intermediate Bond Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Fund is to produce a high level of current income.
Objective, Secondary [Text Block]	The secondary investment objective is the preservation of shareholders’ capital.